Share-based Payment - Summary of Fair Values for Warrant Grants (Detail) - Warrants [member]	12 Months Ended
	Dec. 31, 2023 yr € / shares	Dec. 31, 2022 yr € / shares	Dec. 31, 2021 yr € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of warrants (years) | yr	6.0	6.0	6.0
Weighted average exercise price	€ 91.07	€ 100.40	€ 122.03
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	49.00%	48.00%	48.00%
Risk-free interest rate	2.40%	(0.08%)	(0.54%)
Fair value of warrants granted in the year	€ 37.34	€ 36.55	€ 45.91
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	51.00%	49.00%	49.00%
Risk-free interest rate	2.97%	2.54%	(0.27%)
Fair value of warrants granted in the year	€ 52.03	€ 60.85	€ 64.28